SCOPE OF CONSOLIDATION - Joint Ventures Narrative Other (Details) t in Thousands, € in Millions, tonne in Millions, $ in Millions						1 Months Ended		12 Months Ended
	May 05, 2023 USD ($)	Feb. 14, 2023	May 31, 2022	Apr. 14, 2021 USD ($)	Dec. 09, 2020 t	May 31, 2023 MWd	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($) tonne facility T t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Carrying amount of interests in associates and joint ventures								$ 10,078	$ 10,765
Galvanization annual capacity (in tonnes) | T								450,000
Galvanization total capacity (in tonnes) | T								2,000,000
Carrying amount in the statements of financial position								$ 5,611	$ 6,372
Number of energy production facilities | facility								4
Al Jubail | Joint Venture
Disclosure of joint ventures [line items]
Loan receivable											$ 109
Loans receivable converted to equity, related party										$ 109
Other receivables converted to equity, related party										21
Cash injection made to related parties										$ 50
Acciaerie d'Italia
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				62.00%					62.00%	62.00%
Carrying amount of interests in associates and joint ventures				$ 1,205
Number of years extension of longstop date			2 years
Carrying amount in the statements of financial position									$ 1,176	$ 1,159
Acciaerie d'Italia | Invitalia
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		60.00%
Consideration paid (received) | €							€ 680
Acciaerie d'Italia | ArcelorMittal
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		40.00%
Consideration paid (received) | €							€ 70
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								50.00%	50.00%	50.00%
Purchase agreement term					5 years			6 years
Purchase agreement amount of tonnes | t					1,500			2,000
Purchase agreement, option to extend term					3 years
Purchase agreement extension, amount of tonnes | t					550
Purchase agreement, option, extended term notice period					6 months
EAF capacity (in tonnes) | tonne								1.5
Carrying amount in the statements of financial position								$ 896	$ 884	$ 866
VdSA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	55.00%							55.00%
Consideration paid (received)	$ 73
Capacity of wind power (in MW) | MWd						554
Power purchasing agreement, term								20 years
Carrying amount in the statements of financial position	$ 147							$ 151
VdSA | Casa dos Ventos
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								33.34%	33.34%	29.23%	40.80%
Carrying amount in the statements of financial position								$ 309	$ 207	$ 159
Other receivables converted to equity, related party									14
Payments to acquire interests in joint venture, capital injection									$ 29